[LOGO OF VANTAGE INVESTMENT ADVISORS]






                                             Lincoln National
                                             Special Opportunities Fund, Inc.
                                             Semi-Annual Report
                                             June 30, 2000

Lincoln National Special Opportunities Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National Special Opportunities Fund, Inc.

Managed by: [LOGO OF VANTAGE INVESTMENT ADVISORS]


For the six-month period ended June 30, 2000, the Fund returned -3.8% (net of fees) and lagged its benchmark, the Russell Midcap(R) Value Index, return of -0.7%.

Midcap stocks as represented by the S&P Midcap Index were higher in the first half of 2000, but the positive returns were primarily attributable to high priced growth stocks. Stocks had decidedly mixed results year-to-date as uncertainty around the future direction of interest rates caused an investor stampede to those areas that could hold up in a period of market decline. Among midcap stocks, technology, healthcare, and utility companies were the big winners.

In 1999, the disparity between value and growth was widest among mid-cap stocks, with growth outperforming value by over 50%. The same is true for 2000 year-to-date as mid-cap growth stocks have outperformed mid-cap value stocks by more than 12% year-to-date as represented by the Russell Midcap Indices. The disparity was 30% through February, but a significant reversal in March narrowed the chasm between these market style segments.

The Fund is disciplined and conservative with an emphasis on companies with attractive valuations as determined by several indicators of value. This emphasis resulted in a deeper value orientation than the index causing the year-to-date under performance. On the positive side, the Fund's conservative approach places more emphasis on utility companies which held up well during the market's decline as these companies tend to be favored by investors seeking stability in periods of uncertainty.


The Vantage Investment Team

                          Special Opportunities Fund 1

Lincoln National
Special Opportunities Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000

Investments:
                                      Number       Market
Common Stock:                         of Shares    Value
----------------------------------------------------------------
Automobiles & Auto Parts: 1.2%
Litton Industries *                    20,000      $  840,000
Northrop                               71,600       4,743,500
----------------------------------------------------------------
                                                    5,583,500
Automobiles & Auto Parts: 1.7%
----------------------------------------------------------------
Cooper Tire & Rubber                  103,800       1,154,775
Cunnins Engine                         59,700       1,626,825
Delphi Automotive Systems             107,000       1,558,188
Goodyear Tire & Rubber                 41,800         836,000
Magna International-Class A            30,400       1,436,400
Navistar International *               48,800       1,515,850
----------------------------------------------------------------
                                                    8,128,038
Banking, Finance & Insurance: 17.3%
----------------------------------------------------------------
Aetna                                  34,400       2,208,050
Allmerica Financial                    45,700       2,393,538
AmSouth Bancorporation                274,800       4,328,100
Aon                                    28,800         894,600
Astoria Financial                     122,600       3,156,950
Bear Stearns                          104,000       4,329,000
CIT Group                              75,000       1,218,750
Conseco                               260,000       2,535,000
Dime Bancorp                          144,900       2,282,175
Edwards (A.G.)                        126,600       4,937,400
Everest Reinsurance Holdings           70,800       2,327,550
Finova Group                           60,600         787,800
Firstplus Financial Group *           359,500         104,255
Golden State *                        194,700       3,504,600
GreenPoint Financial                  160,200       3,003,750
Lehman Brothers Holdings               75,200       7,111,100
Loews Corporation                      89,300       5,358,000
Old Republic International            307,000       5,065,500
Pacific Century Financial             249,300       3,646,013
Pacificare Health Systems *            26,600       1,600,988
Paine Webber Group                     33,000       1,501,500
PNC Financial Group                    95,800       4,490,625
Provident Financial Group              34,700         826,294
Roslyn Bancorp                        100,000       1,660,938
SouthTrust                            148,100       3,350,763
St. Paul                              100,000       3,412,500
Summit Bancorp                         29,600         728,900
Union Planters                         28,000         782,250
Unionbancal                           149,900       2,782,519
UnumProvident                          47,300         948,956
Washington Federal                    155,700       2,841,525
----------------------------------------------------------------
                                                   84,119,889
Buildings & Materials: 1.3%
----------------------------------------------------------------
Louisiana-Pacific                     195,000       2,120,625
Pulte                                 118,600       2,564,725
USG                                    54,600       1,658,475
----------------------------------------------------------------
                                                    6,343,825
Business Services: 1.3%
----------------------------------------------------------------
Deluxe                                167,800       3,953,788
Manpower                               22,000         704,000
Tech Data *                            37,300       1,624,881
----------------------------------------------------------------
                                                    6,282,669
Cable, Media & Publishing: 5.7%
----------------------------------------------------------------
AMFM *                                 48,000       3,312,000
Central Newspapers Class A             54,000       3,415,500
Donnelley & Sons                       35,000         789,688
Dun & Bradstreet                       47,300       1,353,963
Echostar Communications Class A *      20,300         672,120
Harte-Hanks                           100,000       2,500,000
Knight-Ridder                         106,000       5,637,875


                                      Number       Market
Cable, Media & Publishing (Cont.)     of Shares    Value
----------------------------------------------------------------
McGraw-Hill                            65,000     $ 3,510,000
Metro-Goldwyn-Mayer *                  40,000       1,045,000
New York Times                         50,000       1,975,000
Reynolds & Reynolds Class A            37,300         680,725
Tribune                                46,600       1,631,000
USA Networks *                         41,500         897,438
----------------------------------------------------------------
                                                   27,420,309
Chemical: 2.5%
----------------------------------------------------------------
Air Products & Chemicals               38,100       1,173,956
Eastman Chemical                       20,000         955,000
FMC                                    41,000       2,378,000
Lubrizol                              107,400       2,255,400
Millenium Chemicals                    39,000         663,000
Praxair                                20,200         756,238
RPM/Ohio                              213,200       2,158,650
Sigma-Aldrich                          26,600         778,050
W.R. Grace & Company *                106,400       1,290,100
----------------------------------------------------------------
                                                   12,408,394
Computer & Technology: 6.5%
----------------------------------------------------------------
3Com *                                 70,600       4,068,325
Apple Computer *                      102,100       5,347,488
Autodesk                               20,500         711,094
Computer Associates International      14,400         737,100
Compuware *                            63,900         662,963
Diebold                                78,600       2,190,975
Micron Technology                     104,600       9,211,338
NCR *                                  30,000       1,168,125
National Data                          20,000         460,000
Perkinelmer                            20,300       1,342,338
Quantum - DLT & Storage *              77,100         746,906
SDL *                                   4,600       1,311,863
Seagate Technology *                   40,000       2,200,000
Symantec *                             11,100         598,706
Teradyne *                              8,600         632,100
----------------------------------------------------------------
                                                   31,389,321
Consumer Products: 0.2%
----------------------------------------------------------------
Service International *               147,100         468,881
ServiceMaster                          62,400         709,800
----------------------------------------------------------------
                                                    1,178,681
Electronics & Electrical: 7.5%
----------------------------------------------------------------
Avnet                                  48,600       2,879,550
Advanced Micro Devices                 50,000       3,862,500
Arrow Electronics                      38,000       1,178,000
Atmel *                                28,100       1,036,188
Eaton                                  47,500       3,182,500
FirstEnergy                           268,000       6,264,500
KLA Instruments *                      17,800       1,042,412
LSI Logic *                            38,000       2,056,750
National Semiconductor *               63,600       3,609,300
National Service Industries           155,800       3,038,100
Rockwell International                 19,500         614,250
SCI Systems *                          21,500         842,531
Thomas & Betts                         33,500         640,688
Vishay Intertechnology *               73,500       2,788,406
Whirlpool                              76,000       3,543,500
----------------------------------------------------------------
                                                   36,579,175
Energy: 12.5%
----------------------------------------------------------------
Amerada Hess                           38,200       2,358,850
Apache                                 78,400       4,610,900
Ashland                               152,800       5,357,550
BJ Services                            19,000       1,187,500
Baker Hughes                           81,500       2,608,000
Burlington Resources                   35,500       1,357,875
Coastal                                20,300       1,235,763
Constellation Energy                  138,800       4,519,675
Cooper Cameron *                       11,600         765,600
Dynegy                                 28,700       1,960,569
Ensco International                    23,600         845,175
Equitable Resources                    17,300         834,725
Global Marine *                        31,300         882,269
Kerr-McGee                             71,200       4,196,350
Murphy Oil                             80,000       4,755,000
Occidental Petroleum                  250,000       5,265,625

                          Special Opportunities Fund 2

                                      Number       Market
Energy (Cont.)                        of Shares    Value
----------------------------------------------------------------
Questar                                90,700     $ 1,757,313
Smith International *                  10,900         793,656
Sunoco                                 70,000       2,060,625
Tosco                                  27,100         767,269
USX-Marathon Group                    220,000       5,513,750
Ultramar Diamond Shamrock             202,300       5,019,569
Unocal                                 29,900         990,438
Weatherford Interntional *             24,900         991,330
----------------------------------------------------------------
                                                   60,635,376
Food, Beverage & Tobacco: 4.8%
----------------------------------------------------------------
Archer-Daniels-Midland                101,200         993,025
Ball                                   79,600       2,562,125
Dean Foods                             85,300       2,702,944
Fortune Brands                        160,000       3,690,000
Gallagher Group                        69,600       1,492,050
IBP                                   153,800       2,374,288
Nabisco Group Holdings                110,600       2,868,688
RJ Reynolds Tobacco Holdings           70,900       1,980,769
Supervalu                             243,700       4,645,531
----------------------------------------------------------------
                                                   23,309,420
Healthcare & Pharmaceuticals: 4.1%
----------------------------------------------------------------
Allergan                               25,000       1,862,500
Genzyme-General Division *             17,800       1,057,987
Healthsouth *                         115,300         828,718
Mallinckrodt                          132,000       5,733,750
McKesson HBOC                          42,300         885,655
Tent Healthcare                        74,000       1,998,000
UnitedHealth Group                     87,300       7,485,975
----------------------------------------------------------------
                                                   19,852,585
Hotels & Diversified Reits: 0.2%
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide    26,000         840,125
----------------------------------------------------------------

Industrial Machinery: 2.6%
----------------------------------------------------------------
Briggs & Stratton                      18,300         626,775
Dover                                 121,300       4,920,230
Deere & Co.                            17,600         651,200
ITT Industries                         34,700       1,054,012
Ingersoll-Rand                         29,000       1,167,250
Tecumseh Products  Class A             42,800       1,634,425
Thermo Electron                        40,000         842,500
Trinity Industries                     92,700       1,714,950
----------------------------------------------------------------
                                                   12,611,342
Leisure, Lodging & Entertainment: 1.0%
----------------------------------------------------------------
Hasbro                                150,000       2,259,375
Mandalay Resorts Group *               80,000       1,600,000
Royal Caribbean Cruises                62,000       1,147,000
----------------------------------------------------------------
                                                    5,006,375
Metals & Mining: 0.9%
----------------------------------------------------------------
Mueller Industries *                   33,400         935,200
Nucor                                  19,700         653,794
USX-U.S. Steel Group                   47,100         874,294
Worthington Industries                197,200       2,070,600
----------------------------------------------------------------
                                                    4,533,888
Multifamily Reits: 0.5%
----------------------------------------------------------------
Equity Residential Properties          50,000       2,300,000
----------------------------------------------------------------

Office/Industrial Reits: 2.2%
----------------------------------------------------------------
Equity Office Properties Trust        192,400       5,303,025
Highwoods Properties                  152,400       3,657,600
Mack-Cali Realty                       68,900       1,769,869
----------------------------------------------------------------
                                                   10,730,494
Packaging & Containers: 0.2%
----------------------------------------------------------------
Crown Cork & Seal                      59,100         886,500
----------------------------------------------------------------

Paper & Forest Products: 1.6%
----------------------------------------------------------------
Champion International                 14,900       1,059,187
Georgia-Pacific                       119,700       3,142,125
Westvaco                               52,100       1,292,730
Weyerhaeuser                           50,000       2,150,000
----------------------------------------------------------------
                                                    7,644,042

                                      Number       Market
Retail: 3.3%                          of Shares    Value
----------------------------------------------------------------
Federated Department Stores *          77,900    $  2,629,125
K Mart *                              342,000       2,329,875
Liz Clairborne                         20,500         722,625
Limited                                83,200       1,799,200
Longs Drug Stores                      93,600       2,035,800
Sherwin-Williams                      135,600       2,873,025
Toys R Us *                           155,700       2,267,380
Zale *                                 40,700       1,485,550
----------------------------------------------------------------
                                                   16,142,580
Retail Strip Centers Reits: 0.7%
----------------------------------------------------------------
New Plan Excel Realty Trust           269,700       3,506,100
----------------------------------------------------------------

Telecommunications: 3.2%
----------------------------------------------------------------
Alltel                                 50,000       3,096,875
American Tower  Class A                13,000         541,937
Comsat                                 34,100         841,844
Crown Castle *                         22,100         806,650
Harris                                 42,200       1,382,050
L-3 Communications *                   22,300       1,272,494
Nextlink Communications Class A *      40,800       1,547,850
Telephone & Data Systems               34,000       3,408,500
Voicestream Wireless *                 14,600       1,697,934
Winstar Communications *               24,100         816,388
----------------------------------------------------------------
                                                   15,412,522
Textiles, Apparel, & Furniture: 1.2%
----------------------------------------------------------------
Johnson Controls                       85,100       4,366,694
Lear *                                 68,400       1,368,000
----------------------------------------------------------------
                                                    5,734,694
Transportation & Shipping: 2.9%
----------------------------------------------------------------
Brunswick                              90,600       1,500,562
CNF Transportation                     27,100         616,525
Continental Airlines Class B *         38,000       1,786,000
Delta Air Lines                        90,000       4,550,625
Galileo International                  30,000         626,250
Ryder System                           34,700         657,130
Southwest Airlines                     16,000         303,000
Tidewater                              40,000       1,440,000
UAL *                                  44,100       2,566,069
----------------------------------------------------------------
                                                   14,046,161
Utilities: 11.9%
----------------------------------------------------------------
Allegheny Energy                      144,400       3,952,950
Ameren                                177,400       5,987,250
CenturyTel                             89,200       2,564,500
Citizens Communications                47,500         819,375
Conectiv                              182,100       2,833,931
DTE Energy                            171,000       5,226,187
Dominion Resources                    160,300       6,872,862
Edison International                   41,900         858,950
Entergy                               200,000       5,437,500
General Public Utilities              191,200       5,174,350
Idacorp                                35,600       1,148,100
Public Service Enterprise Group       172,000       5,955,500
RGS Energy Group                      110,000       2,447,500
Reliant Energy                         74,600       2,205,362
TXU                                   137,600       4,059,200
Wisconsin Energy                      105,600       2,092,200
----------------------------------------------------------------
                                                   57,635,717
Common Stock: 99.0%
----------------------------------------------------------------
(Cost $514,810,005)                               480,261,722
----------------------------------------------------------------

                                      Par
Money Market Instruments:             Amount
----------------------------------------------------------------
Associate Corporation of North America
  6.85% 7/03/00                    $3,000,000       3,000,000
----------------------------------------------------------------

Total Money Market Instruments: 0.6%
(Cost $3,000,000)                                   3,000,000
----------------------------------------------------------------

Total Investments: 99.6%
(Cost $517,810,005)                               483,261,722
----------------------------------------------------------------

                          Special Opportunities Fund 3

                                                   Market
                                                   Value
----------------------------------------------------------------
Other Assets Over Liabilities: 0.4%              $  1,862,149
----------------------------------------------------------------

Total Net Assets: 100.0%
(Equivalent to 21.868 per share
based on 22,184,569 shares
issued and outstanding)                          $485,123,871
----------------------------------------------------------------

Components of Net Assets at June 30, 2000:
----------------------------------------------------------------
Common Stock, par value $.01 per share,
 50,000,000 authorized shares                    $    221,846
Paid in capital in excess of par value of
 shares issued                                    520,334,041
Undistributed net investment income                 8,811,981
Accumulated net realized loss on investments       (9,695,714)
Net unrealized depreciation of investments        (34,548,283)
----------------------------------------------------------------

Total Net Assets                                 $485,123,871
----------------------------------------------------------------

* Non-income producing security.


See accompanying notes to financial statements.

                          Special Opportunities Fund 4

Lincoln National Special Opportunities Fund, Inc.

Statement of Operations - Unaudited
Six months ended June 30, 2000


Investment income:
  Dividends                                                     $   7,673,800
------------------------------------------------------------------------------
  Interest                                                            238,723
------------------------------------------------------------------------------
    Total investment income                                         7,912,523
------------------------------------------------------------------------------

Expenses:
  Management fees                                                   1,076,869
------------------------------------------------------------------------------
  Accounting fees                                                     120,909
------------------------------------------------------------------------------
  Printing and postage                                                 54,608
------------------------------------------------------------------------------
  Legal fees                                                           17,001
------------------------------------------------------------------------------
  Custody fees                                                         14,423
------------------------------------------------------------------------------
  Directors fees                                                        2,100
------------------------------------------------------------------------------
  Other                                                                46,113
------------------------------------------------------------------------------
                                                                    1,332,023
------------------------------------------------------------------------------
  Less expenses paid indirectly                                        (7,290)
------------------------------------------------------------------------------
    Total expenses                                                  1,324,733
------------------------------------------------------------------------------
Net investment income                                               6,587,790
------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
investments and futures contracts:
  Net realized loss on investment transactions                     (5,704,152)
------------------------------------------------------------------------------
  Net realized gain on futures contracts                              889,997
------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and futures contracts                               (30,316,035)
------------------------------------------------------------------------------
Net realized and unrealized loss on investments
and futures contracts                                             (35,130,190)
------------------------------------------------------------------------------
Net decrease in net assetsresulting from operations              $(28,542,400)
------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                    Six months
                                                    ended
                                                    6/30/00         Year ended
                                                    (Unaudited)     12/31/99
                                                   -------------------------------
Changes from operations:
  Net investment income                             $   6,587,790   $  11,247,442
----------------------------------------------------------------------------------
  Net realized gain on investment transactions and
  futures contracts                                    (4,814,155)    119,499,372
----------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation
  of investments and futures contracts                (30,316,035)   (172,192,831)
----------------------------------------------------------------------------------
Net decrease in net assetsresulting from operations   (28,542,400)    (41,446,017)
----------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income                                         -      (9,023,251)
----------------------------------------------------------------------------------
  Net realized gain on investment transactions       (101,024,374)    (86,192,752)
----------------------------------------------------------------------------------
    Total distributions to shareholders              (101,024,374)    (95,216,003)
----------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions             (50,950,898)   (115,492,827)
----------------------------------------------------------------------------------
  Total decrease in net assets                       (180,517,672)   (252,154,847)
----------------------------------------------------------------------------------

Net Assets, at beginning of period                    665,641,543     917,796,390
----------------------------------------------------------------------------------
Net Assets, at end of period                         $485,123,871    $665,641,543
----------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          Special Opportunities Fund 5

Lincoln National Special Opportunities Fund, Inc.
Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                             Six months
                                             ended
                                             6/30/00     Year ended December 31,
                                             (Unaudited) 1999        1998        1997        1996        1995
                                            ----------------------------------------------------------------------
Net asset value, beginning of period         $ 28.225    $ 33.416    $ 35.056    $ 29.423    $ 27.383    $ 22.164

Income (loss) from investment operations:
   Net investment income                        0.324       0.482       0.470       0.477       0.548       0.616
   Net realized and unrealized gain (loss) on
      investments and futures contracts        (1.107)     (1.779)      1.795       7.293       3.867       6.131
                                            ----------------------------------------------------------------------
   Total from investment operations            (0.783)     (1.297)      2.265       7.770       4.415       6.747
                                            ----------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income             -      (0.373)     (0.862)          -      (0.548)     (0.616)
   Distributions from net realized gain on
      investment transactions                  (5.574)     (3.521)     (3.043)     (2.137)     (1.827)     (0.912)
                                            ----------------------------------------------------------------------
   Total dividends and distributions           (5.574)     (3.894)     (3.905)     (2.137)     (2.375)     (1.528)
                                            ----------------------------------------------------------------------
Net asset value, end of period               $ 21.868    $ 28.225    $ 33.416    $ 35.056    $ 29.423    $ 27.383
                                            ----------------------------------------------------------------------

Total Return(1)                                 (3.83)%     (4.45)%      6.79%      28.15%      16.51%      31.86%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.50%(2)    0.44%       0.42%       0.42%       0.44%       0.45%
   Ratio of net investment income
      to average net assets                      2.47%(2)    1.46%       1.44%       1.57%       2.00%       2.39%
   Portfolio Turnover                           31.99%      96.49%      76.27%      73.74%      88.17%      90.12%
   Net assets, end of period (000 omitted)   $485,124    $665,652    $917,796    $872,822    $648,592    $505,755

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized.

See accompanying notes to financial statements.

                          Special Opportunities Fund 6

Lincoln National Special Opportunities Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 2000

The Fund: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2000, the custodial fees offset arrangements amounted to $7,290.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor for the Fund, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                          Special Opportunities Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at June 30, 2000 are as follows:

                     Aggregate      Aggregate        Gross           Gross            Net
                     Cost of        Proceeds         Unrealized      Unrealized       Unrealized
                     Purchases      From Sales       Appreciation    Depreciation     Depreciation
                     -------------------------------------------------------------------------------
                     $168,967,304   $295,418,643     $53,719,603     $(88,267,886)    $(34,548,283)

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. There were no open financial futures contracts at June 30, 2000.

5. Summary of Changes From Capital Share Transactions

                                                Shares Issued Upon                                     Net Decrease
                       Capital                  Reinvestment of          Capital Shares                Resulting From Capital
                       Shares Sold              Dividends                Redeemed                      Share Transactions
                     -------------------------------------------------------------------------------------------------------------
                       Shares     Amount        Shares     Amount        Shares       Amount           Shares       Amount
                     -------------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 2000
  (Unaudited):           237,245  $ 6,345,932   4,372,403  $101,024,374  (6,008,985)  $(158,321,204)   (1,399,337)  $ (50,950,898)

Year ended
  December 31, 1999:   1,227,943   37,679,780   3,171,453    95,216,003  (8,281,237)   (248,388,610)    3,881,841    (115,492,827)

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                          Special Opportunities Fund 8